Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Entity Registrant Name	SPK Acquisition Corp.
Entity Central Index Key	0001848097
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Room 368,
Entity Address, Address Line Two	302 Buwei
Entity Address, Address Line Three	211 Fute North Road
City Area Code	86
Local Phone Number	13439129879
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false